Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 28, 2008	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Preferred stock [Member]	Dec. 31, 2010 Preferred stock [Member]	Dec. 31, 2008 Preferred stock [Member]	Dec. 31, 2010 Cumulative Preferred Stock, Series E [Member]	Dec. 31, 2009 Cumulative Preferred Stock, Series E [Member]	Dec. 31, 2010 Cumulative Preferred Stock Series, F [Member]	Dec. 31, 2009 Cumulative Preferred Stock Series, F [Member]	Dec. 31, 2010 Cumulative Preferred Stock, Series G [Member]	Dec. 31, 2009 Cumulative Preferred Stock, Series G [Member]	Dec. 31, 2010 Fixed To Floating Rate Noncumulative Perpetual Preferred Stock Series I [Member]	Dec. 31, 2009 Fixed To Floating Rate Noncumulative Perpetual Preferred Stock Series I [Member]	Apr. 23, 2008 Fixed To Floating Rate Noncumulative Perpetual Preferred Stock Series I [Member]	Dec. 31, 2010 Noncumulative Perpetual Preferred Stock Series J [Member]	Dec. 31, 2009 Noncumulative Perpetual Preferred Stock Series J [Member]	Aug. 21, 2008 Noncumulative Perpetual Preferred Stock Series J [Member]	Oct. 28, 2008 Cumulative Perpetual Preferred Stock, Series K [Member]	Dec. 31, 2010 Cumulative Perpetual Preferred Stock, Series K [Member]	Apr. 30, 2008 Series I [Member]	Aug. 31, 2008 Series J [Member]
Schedule of Stock by Class, Preferred [Abstract]
Share value and redemption price per share								$ 200		$ 200		$ 200		$ 10,000			$ 10,000			$ 10,000
Shares			780,000	2,538,107				0	818,113	0	428,825	0	511,169	600,000	600,000	600,000	180,000	180,000	180,000	2,500,000
Carrying value (in millions)			$ 7,800,000,000	$ 8,152,000,000	$ 8,152,000,000	$ 7,800,000,000		$ 0	$ 164,000,000	$ 0	$ 86,000,000	$ 0	$ 102,000,000	$ 6,000,000,000	$ 6,000,000,000		$ 1,800,000,000	$ 1,800,000,000
Earliest redemption date										Aug. 20, 2010		Aug. 20, 2010									Jun. 17, 2009
Earliest redemption date								. NaN, NaN						Apr. 30, 2018			Sep. 01, 2013
Contractual rate in effect at December 31, 2010								6.15%		5.72%		5.49%		7.90%			8.625%
Preferred stock (Numeric) [Abstract]
Warrant to purchase shares of the Firm's common stock	88,401,697
Exercise price for Warrant to purchase shares of the Firm's common stock	42.42
Shares of preferred stock authorized to issue, in one or more series			200,000,000	200,000,000
Preferred stock, par value			$ 1	$ 1																$ 1
Total proceeds, Series Preferred Stock	2,500,000,000	7,746,000,000																				6,000,000,000	1,800,000,000
Rate payable quarterly at an annual dividend rate after April 2018, Preferred Stock, Series I														three month LIBOR plus 3.47%
Rate of Cumulative Preferred Stock, redeemed at stated redemption value								6.15%		5.72%		5.49%		7.90%			8.625%
Date the Firm redeemed all of the outstanding shares of its Series preferred stock at their stated redemption value										Aug. 20, 2010		Aug. 20, 2010									Jun. 17, 2009
Preferred stock, shares issued			780,000	2,538,107				0	818,113	0	428,825	0	511,169	600,000	600,000	600,000	180,000	180,000	180,000	2,500,000
Total proceeds, Series K Preferred Stock and Warrant issued to the U.S. Treasury		25,000,000,000																		25,000,000,000
Initial carrying value allocated to the Series K Preferred Stock		166,884,000,000	176,106,000,000	165,365,000,000	8,152,000,000	7,800,000,000	31,939,000,000
Redemption value of Series K Preferred Stock					$ 25,000,000,000																$ 25,000,000,000